Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Calculation [Abstract]
Total long-term debt and capital lease obligations	$ 69,843	$ 64,753
Capital Lease Obligations	$ 265	$ 239